Subsequent events	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events
35 Subsequent events
In February 2026, the Group decided to cease operations in Algeria, impacting two entities – Jade E-Services Algeria SARL and Ecart Services Algeria SARL. These operations do not represent a major line of business or geographical area, nor are they a significant part of the Group operations.